Supplementary Information - Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Supplementary Information - Condensed Consolidating Financial Information
Supplementary Information — Condensed Consolidating Financial Information
The following condensed consolidating financial information presents the results of operations, financial position and cash flows of DCP Midstream, LP, or parent guarantor, DCP Midstream Operating LP, or subsidiary issuer, which is a 100% owned subsidiary, and non-guarantor subsidiaries, as well as the consolidating adjustments necessary to present DCP Midstream, LP’s results on a consolidated basis. The parent guarantor has agreed to fully and unconditionally guarantee debt securities of the subsidiary issuer. For the purpose of the following financial information, investments in subsidiaries are reflected in accordance with the equity method of accounting. The financial information may not necessarily be indicative of results of operations, cash flows, or financial position had the subsidiaries operated as independent entities.

	Condensed Consolidating Balance Sheet
	December 31, 2016
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$1	$—	$1
Accounts receivable, net	—	—	792	—	792
Inventories	—	—	72	—	72
Other	—	—	129	—	129
Total current assets	—	—	994	—	994
Property, plant and equipment, net	—	—	9,069	—	9,069
Goodwill and intangible assets, net	—	—	373	—	373
Advances receivable — consolidated subsidiaries	2,953	2,760	—	(5,713)	—
Investments in consolidated subsidiaries	3,868	6,587	—	(10,455)	—
Investments in unconsolidated affiliates	—	—	2,969	—	2,969
Other long-term assets	—	—	206	—	206
Total assets	$6,821	$9,347	$13,611	$(16,168)	$13,611
LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$—	$72	$1,051	$—	$1,123
Current maturities of long-term debt	—	500	—	—	500
Advances payable — consolidated subsidiaries	—	—	5,713	(5,713)	—
Long-term debt	—	4,907	—	—	4,907
Other long-term liabilities	—	—	228	—	228
Total liabilities	—	5,479	6,992	(5,713)	6,758
Commitments and contingent liabilities
Equity:
Partners’ equity:
Net equity	6,821	3,871	6,592	(10,455)	6,829
Accumulated other comprehensive loss	—	(3)	(5)	—	(8)
Total partners’ equity	6,821	3,868	6,587	(10,455)	6,821
Non-controlling interests	—	—	32	—	32
Total equity	6,821	3,868	6,619	(10,455)	6,853
Total liabilities and equity	$6,821	$9,347	$13,611	$(16,168)	$13,611

	Condensed Consolidating Balance Sheet
	December 31, 2015
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$3	$—	$3
Accounts receivable, net	—	—	544	—	544
Inventories	—	—	51	—	51
Other	—	—	206	—	206
Total current assets	—	—	804	—	804
Property, plant and equipment, net	—	—	9,428	—	9,428
Goodwill and intangible assets, net	—	—	391	—	391
Advances receivable — consolidated subsidiaries	3,436	3,353	—	(6,789)	—
Investments in consolidated subsidiaries	3,623	6,011	—	(9,634)	—
Investments in unconsolidated affiliates	—	—	2,992	—	2,992
Other long-term assets	—	—	270	—	270
Total assets	$7,059	$9,364	$13,885	$(16,423)	$13,885
LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$—	$72	$827	$—	$899
Advances payable — consolidated subsidiaries		—	6,789	(6,789)	—
Long-term debt	—	5,669	—	—	5,669
Other long-term liabilities	—	—	225	—	225
Total liabilities	—	5,741	7,841	(6,789)	6,793
Commitments and contingent liabilities
Equity:
Partners’ equity:
Net equity	7,059	3,626	6,016	(9,634)	7,067
Accumulated other comprehensive loss	—	(3)	(5)	—	(8)
Total partners’ equity	7,059	3,623	6,011	(9,634)	7,059
Non-controlling interests	—	—	33	—	33
Total equity	7,059	3,623	6,044	(9,634)	7,092
Total liabilities and equity	$7,059	$9,364	$13,885	$(16,423)	$13,885

	Condensed Consolidating Statement of Operations
	Year Ended December 31, 2016
	Parent Guarantor	Subsidiary Issuer	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Operating revenues:
Sales of natural gas, NGLs and condensate	$—	$—	$6,269	$—	$6,269
Transportation, processing and other	—	—	647	—	647
Trading and marketing losses, net	—	—	(23)	—	(23)
Total operating revenues	—	—	6,893	—	6,893
Operating costs and expenses:
Purchases of natural gas and NGLs	—	—	5,461	—	5,461
Operating and maintenance expense	—	—	670	—	670
Depreciation and amortization expense	—	—	378	—	378
General and administrative expense	—	—	292	—	292
Other income, net	—	—	(65)	—	(65)
Restructuring costs	—	—	13		13
Gain on sale of assets, net	—	—	(35)	—	(35)
Total operating costs and expenses	—	—	6,714	—	6,714
Operating income	—	—	179	—	179
Interest expense, net	—	(321)	—	—	(321)
Income from consolidated subsidiaries	88	409	—	(497)	—
Earnings from unconsolidated affiliates	—	—	282	—	282
Income before income taxes	88	88	461	(497)	140
Income tax expense	—	—	(46)	—	(46)
Net income	88	88	415	(497)	94
Net income attributable to non-controlling interests	—	—	(6)	—	(6)
Net income attributable to partners	$88	$88	$409	$(497)	$88

	Condensed Consolidating Statement of Comprehensive Income
	Year Ended December 31, 2016
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Net income	$88	$88	$415	$(497)	$94
Other comprehensive income:
Reclassification of cash flow hedge losses into earnings	—	—	—	—	—
Other comprehensive income from consolidated subsidiaries	—	—	—	—	—
Total other comprehensive income	—	—	—	—	—
Total comprehensive income	88	88	415	(497)	94
Total comprehensive income attributable to non-controlling interests	—	—	(6)	—	(6)
Total comprehensive income attributable to partners	$88	$88	$409	$(497)	$88

	Condensed Consolidating Statement of Operations
	Year Ended December 31, 2015
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Operating revenues:
Sales of natural gas, NGLs and condensate	$—	$—	$6,779	$—	$6,779
Transportation, processing and other	—	—	532	—	532
Trading and marketing gains, net	—	—	119	—	119
Total operating revenues	—	—	7,430	—	7,430
Operating costs and expenses:
Purchases of natural gas and NGLs	—	—	5,981	—	5,981
Operating and maintenance expense	—	—	732	—	732
Depreciation and amortization expense	—	—	377	—	377
General and administrative expense	—	—	281	—	281
Asset impairments	—	—	912	—	912
Other expense, net	—	—	10	—	10
Restructuring costs	—	—	11	—	11
Gain on sale of assets, net	—	—	(42)	—	(42)
Total operating costs and expenses	—	—	8,262	—	8,262
Operating loss	—	—	(832)	—	(832)
Interest expense, net	—	(320)	—	—	(320)
Loss from consolidated subsidiaries	(871)	(551)	—	1,422	—
Earnings from unconsolidated affiliates	—	—	184	—	184
Loss before income taxes	(871)	(871)	(648)	1,422	(968)
Income tax benefit	—	—	102	—	102
Net loss	(871)	(871)	(546)	1,422	(866)
Net income attributable to non-controlling interests	—	—	(5)	—	(5)
Net loss attributable to partners	$(871)	$(871)	$(551)	$1,422	$(871)

	Condensed Consolidating Statement of Comprehensive Income
	Year Ended December 31, 2015
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Net loss	$(871)	$(871)	$(546)	$1,422	$(866)
Other comprehensive income:
Reclassification of cash flow hedge losses into earnings	—	1	—	—	1
Other comprehensive income from consolidated subsidiaries	1	—	—	(1)	—
Total other comprehensive income	1	1	—	(1)	1
Total comprehensive loss	(870)	(870)	(546)	1,421	(865)
Total comprehensive loss attributable to non-controlling interests	—	—	(5)	—	(5)
Total comprehensive loss attributable to partners	$(870)	$(870)	$(551)	$1,421	$(870)

	Condensed Consolidating Statement of Operations
	Year Ended December 31, 2014
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Operating revenues:
Sales of natural gas, NGLs and condensate	$—	$—	$13,420	$—	$13,420
Transportation, processing and other	—	—	517	—	517
Trading and marketing gains, net	—	—	88	—	88
Total operating revenues	—	—	14,025	—	14,025
Operating costs and expenses:
Purchases of natural gas and NGLs	—	—	11,828	—	11,828
Operating and maintenance expense	—	—	773	—	773
Depreciation and amortization expense	—	—	348	—	348
General and administrative expense	—	—	277	—	277
Asset impairments	—	—	18	—	18
Other expense, net	—	—	7	—	7
Loss on sale of assets, net	—	—	7	—	7
Total operating costs and expenses	—	—	13,258	—	13,258
Operating income	—	—	767	—	767
Interest expense, net	—	(287)	—	—	(287)
Earnings from unconsolidated affiliates	—	—	82	—	82
Income from consolidated subsidiaries	547	834	—	(1,381)	—
Income before income taxes	547	547	849	(1,381)	562
Income tax expense	—	—	(11)	—	(11)
Net income	547	547	838	(1,381)	551
Net income attributable to non-controlling interests	—	—	(4)	—	(4)
Net income attributable to partners	$547	$547	$834	$(1,381)	$547

	Condensed Consolidating Statement of Comprehensive Income
	Year Ended December 31, 2014
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Net income	$547	$547	$838	$(1,381)	$551
Other comprehensive income:
Reclassification of cash flow hedge losses into earnings	—	2	—	—	2
Other comprehensive income from consolidated subsidiaries	2	—	—	(2)	—
Total other comprehensive income	2	2	—	(2)	2
Total comprehensive income	549	549	838	(1,383)	553
Total comprehensive income attributable to non-controlling interests	—	—	(4)	—	(4)
Total comprehensive income attributable to partners	$549	$549	$834	$(1,383)	$549

	Condensed Consolidating Statement of Cash Flows
	Year Ended December 31, 2016
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$—	$(305)	$950	$—	$645
INVESTING ACTIVITIES:
Intercompany transfers	483	585	—	(1,068)	—
Capital expenditures	—	—	(144)	—	(144)
Investments in unconsolidated affiliates, net	—	—	(53)	—	(53)
Proceeds from sale of assets	—	—	163	—	163
Net cash provided by (used in) investing activities	483	585	(34)	(1,068)	(34)
FINANCING ACTIVITIES:
Intercompany transfers	—	—	(1,068)	1,068	—
Proceeds from long-term debt	—	3,353	—	—	3,353
Payments of long-term debt	—	(3,628)	—	—	(3,628)
Payments of deferred financing costs	—	(5)	—	—	(5)
Net change in advances to predecessor from DCP Midstream, LLC	—	—	157	—	157
Distributions to limited partners and general partner	(483)	—	—	—	(483)
Distributions to non-controlling interests	—	—	(7)	—	(7)
Net cash used in financing activities	(483)	(280)	(918)	1,068	(613)
Net change in cash and cash equivalents	—	—	(2)	—	(2)
Cash and cash equivalents, beginning of period	—	—	3	—	3
Cash and cash equivalents, end of period	$—	$—	$1	$—	$1

	Condensed Consolidating Statements of Cash Flows
	Year Ended December 31, 2015
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$—	$(311)	$753	$—	$442
INVESTING ACTIVITIES:
Intercompany transfers	(1,049)	1,283	—	(234)	—
Capital expenditures	—	—	(811)	—	(811)
Investments in unconsolidated affiliates, net	—	—	(64)	—	(64)
Proceeds from sale of assets	—	—	164	—	164
Net cash (used in) provided by investing activities	(1,049)	1,283	(711)	(234)	(711)
FINANCING ACTIVITIES:
Intercompany transfers	—	—	(234)	234	—
Proceeds from long-term debt	—	7,216	—	—	7,216
Payments of long-term debt	—	(7,196)	—	—	(7,196)
Payments of commercial paper, net	—	(1,012)	—	—	(1,012)
Payment of deferred financing costs	—	(4)	—	—	(4)
Proceeds from issuance of common units, net of offering costs	31	—	—	—	31
Net change in advances to predecessor from DCP Midstream, LLC	1,500	—	197	—	1,697
Distributions to limited partners and general partner	(482)	—	—	—	(482)
Distributions to non-controlling interests	—		(5)	—	(5)
Net cash provided by (used in) financing activities	1,049	(996)	(42)	234	245
Net change in cash and cash equivalents	—	(24)	—	—	(24)
Cash and cash equivalents, beginning of period	—	24	3	—	27
Cash and cash equivalents, end of period	$—	$—	$3	$—	$3

	Condensed Consolidating Statements of Cash Flows
	Year Ended December 31, 2014
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$—	$(271)	$1,088	$—	$817
INVESTING ACTIVITIES:
Intercompany transfers	(581)	(141)	—	722	—
Capital expenditures	—	—	(1,384)	—	(1,384)
Investments in unconsolidated affiliates, net	—	—	(161)	—	(161)
Proceeds from sale of assets	—	—	30	—	30
Net cash used in investing activities	(581)	(141)	(1,515)	722	(1,515)
FINANCING ACTIVITIES:
Intercompany transfers	—	—	722	(722)	—
Proceeds from long-term debt	—	719	—	—	719
Payments of issuance of commercial paper, net	—	(288)	—	—	(288)
Payment of deferred financing costs	—	(12)	—	—	(12)
Proceeds from issuance of common units, net of offering costs	1,001	—	—	—	1,001
Distributions to limited partners and general partner	(420)	—	—	—	(420)
Distributions to non-controlling interests	—	—	(5)	—	(5)
Net change in advances to predecessor from DCP Midstream, LLC	—	—	(301)	—	(301)
Net cash provided by financing activities	581	419	416	(722)	694
Net change in cash and cash equivalents	—	7	(11)	—	(4)
Cash and cash equivalents, beginning of year	—	17	14	—	31
Cash and cash equivalents, end of year	$—	$24	$3	$—	$27